Investments in Affiliates - Additional Information (Detail) ¥ in Millions, $ in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	May 31, 2017	Jun. 23, 2016 JPY (¥)	[2]	Jun. 23, 2016 USD ($)	Mar. 31, 2009 JPY (¥)		Mar. 31, 2009 INR (₨)
Schedule of Equity Method Investments [Line Items]
Investment, carrying amount	¥ 373,758	¥ 411,395
Deferred income tax	49,507	(55,530)	¥ 19,515
Amount of shares of undistributed earnings of affiliates	77,945	52,203	¥ 44,367
Increase in total carrying value of Investments in affiliates from aggregate underlying equity in net assets	¥ 200,551	¥ 263,669
Sumitomo Mitsui Card Company, Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	34.00%	34.00%
Philippine Long Distance Telephone Company
Schedule of Equity Method Investments [Line Items]
Ownership percentage	15.00%	15.00%
Percentage of voting interests	9.00%	9.00%
Investment, carrying amount	¥ 112,592	¥ 126,325
Aggregate market price of the PLDT shares owned	¥ 114,841	¥ 152,683
Philippine Long Distance Telephone Company | NTT Communications Corporation
Schedule of Equity Method Investments [Line Items]
Ownership percentage	6.00%	6.00%
Percentage of voting interests	3.00%	3.00%
Tata Teleservices Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	21.60%	26.50%
Equity method investment, DOCOMO holds the right to require shares be acquired, percentage of acquisition price								50.00%		50.00%
Equity method investment, DOCOMO holds the right to require shares be acquired, amount								¥ 124,700	[1]	₨ 72.5
Tata Teleservices Limited | Subsequent Event | JPY / INR
Schedule of Equity Method Investments [Line Items]
Foreign currency exchange rate				1.72
Tata Teleservices Limited | Subsequent Event | JPY / USD
Schedule of Equity Method Investments [Line Items]
Foreign currency exchange rate				110.96
Tata Sons Limited
Schedule of Equity Method Investments [Line Items]
Amount of award that DOCOMO is entitled to receive for damages by the breach of the shareholders agreement					¥ 130,000		$ 1,172
Hutchison Telephone Company Limited
Schedule of Equity Method Investments [Line Items]
Impairment on equity investment	¥ 23,342
Deferred income tax	¥ 578

[1]	1 rupee = ¥1.72 as of May 31, 2017
[2]	$1 = ¥110.96 as of May 31, 2017